Acquisitions, Divestitures, Equity-Method Investments and Assets and Liabilities Held for Sale, Licensing Arrangements and Research and Development and Collaborative Arrangements - Summarized Financial Information of Equity Method Investee (Details) - USD ($)
$ in Millions
	2 Months Ended	12 Months Ended
	Sep. 29, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019
GSK Consumer Healthcare [Member]
Equity Method Investment, Summarized Financial Information, Balance Sheet [Abstract]
Current assets					$ 7,505
Noncurrent assets					38,575
Total assets					46,081
Current liabilities					5,241
Noncurrent liabilities					5,536
Total liabilities					10,776
Equity/(deficit) attributable to shareholders					35,199
Equity attributable to noncontrolling interests					105
Total net equity					$ 35,304
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Net Sales	$ 2,161
Cost of sales	(803)
Gross profit	1,358
Income from continuing operations	152
Net income	152
Income attributable to shareholders	$ 148
ViiV Healthcare Limited [Member]
Equity Method Investment, Summarized Financial Information, Balance Sheet [Abstract]
Current assets		$ 3,839	$ 3,381
Noncurrent assets		3,437	3,664
Total assets		7,276	7,045
Current liabilities		2,904	2,725
Noncurrent liabilities		5,860	6,636
Total liabilities		8,765	9,361
Equity/(deficit) attributable to shareholders		(1,489)	(2,316)
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Net Sales		6,139	6,219	$ 5,504
Cost of sales		(516)	(462)	(381)
Gross profit		5,623	5,757	5,123
Income from continuing operations		3,398	2,154	1,867
Net income		3,398	2,154	1,867
Income attributable to shareholders		$ 3,398	$ 2,154	$ 1,867